J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Healthcare Leaders ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated December 18, 2023

to the current Summary Prospectus and Prospectus, as supplemented

Effective March 31, 2024, the information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Dominic Valder	2023	Executive Director
Bartjan van Hulten	2024	Executive Director

In addition, the “The Fund’s Management and Administration — The Portfolio Managers” section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

The portfolio management team utilizes a team-based approach to manage the Fund and is comprised of Dominic Valder and Bartjan van Hulten. An employee since 2020, Mr. Valder, Executive Director, is a global sector specialist in the International Equity Group based in London, specializing in healthcare. Additionally, Mr. Valder is also a co-portfolio manager on the JPMorgan Global Healthcare strategy. An employee since 2018, Mr. van Hulten, Executive Director, is an analyst in the U.S. Equity Research Group based in London, specializing in healthcare. Additionally, Mr. van Hulten was named a co-portfolio manager on the JPMorgan Global Healthcare strategy as of March 31, 2024.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-HCLETF-PM-1223

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Healthcare Leaders ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated December 18, 2023

to the current Statement of Additional Information, as supplemented

Effective March 31, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Healthcare Leaders ETF
Dominic Valder	0	$0	2	$5,433,779	0	$0
Bartjan van Hulten[1]	0	0	0	0	0	0

1	Information as of 10/31/2023

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Healthcare Leaders ETF
Dominic Valder	0	$0	0	$0	0	$0
Bartjan van Hulten[1]	0	0	0	0	0	0

1	Information as of 10/31/2023

In addition, effective March 31, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Healthcare Leaders ETF
Dominic Valder[1]	X
Bartjan van Hulten[1]	X

1	Information as of 12/1/2023

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-HCLETF-PM-1223